UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/08

Date of reporting period:  05/31/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2008

DESCRIPTION	PAR	VALUE (a)

(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 152.2%
Alabama — 0.8%
Camden Industrial Development Board, Weyerhaeuser, (AMT), 6.38%, 12/1/24	$650,000	$655,837
Arizona — 11.1%
Gilbert Industrial Development Authority, S.W. Student Services, (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (b)	1,300,000	1,358,305
Maricopa County Industrial Development Authority, Health Facilities Revenue, Refunding – Catholic Healthcare West, 5.25%, 7/1/32	2,000,000	1,967,680
Pima County Industrial Development Authority, Education Revenue, American Charter Schools, 5.50%, 7/1/26	780,000	738,917
Pima County United School District, (FGIC), 8.38%, 7/1/13	2,450,000	3,005,782
Salt Verde Financial, Gas Revenue, 5.00%, 12/1/37	2,000,000	1,770,080
		8,840,764
California — 6.6%
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	932,860
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B (AMT), 5.00%, 7/1/27	500,000	437,170
State Communities Development Authority Revenue, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	501,815
State General Obligation, 4.50%, 3/1/30	3,500,000	3,300,325
Ventura County California Area Housing Authority, Multifamily Revenue, (AMBAC) (AMT), 5.00%, 12/1/22	100,000	98,200
		5,270,370
Colorado — 19.1%
Douglas County School District No Re-1 Douglas & Elbert Counties, (STAID), 5.00%, 12/15/18	1,000,000	1,096,310
Educational and Cultural Facilities Authority, The Classical Academy, (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (b)	2,000,000	2,292,540
Health Facilities Authority, Volunteers of America Care,
5.00%, 7/1/15	280,000	268,531
5.25%, 7/1/27	1,000,000	874,250
Northwest Parkway Public Highway Authority, Zero Coupon Bond, (AMBAC), (Prerefunded 6/15/11 @ 33.455), 3.02%, 6/15/29 (b) (c)	5,000,000	1,527,000
State Health Facilities Authority, Poudre Valley Health Remarketing, (FSA), 5.25%, 3/1/36	2,000,000	2,045,240
State Health Facilities Authority, Covenant Retirement Community, 6.13%, 12/1/33	1,000,000	1,004,850
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	664,930
5.00%, 6/1/29	1,000,000	948,910
State Health Facilities Authority, Hospital Valley Association, 5.50%, 5/15/28	750,000	745,485
State Housing and Financial Authority, Multifamily Housing Project, Class II, (AMT), 5.70%, 10/1/42	2,745,000	2,750,737
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project, (AMT), 5.70%, 7/1/18	1,000,000	989,380
Water Reserve and Power Development Authority, Clean Water Revenue, 5.90%, 9/1/16	25,000	25,199
		15,233,362
Florida — 6.2%
Miami-Dade County Educational Facilities Authority, University of Miami, 5.20%, 4/1/24	1,000,000	1,010,180
Palm Beach County, Health Facilities, ACTS Retirement – Lifecomm, 4.50%, 11/15/36	2,120,000	1,620,168
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,113,354
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,237,197
		4,980,899
Georgia — 3.3%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	1,912,640

2008 Quarterly Report   1   American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA) (continued)

DESCRIPTION	PAR	VALUE (a)
Fulton County Development Authority, Maxon Atlantic Station (AMT), (Mandatory put 3/1/15 @ 100) 5.13%, 3/1/26	$700,000	$687,617
		2,600,257
Illinois — 4.4%
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/14	500,000	576,740
Health Facility Authority, Roosevelt University, 5.50%, 4/1/37	700,000	681,205
State Financial Authority, Clare at Water Tower Project, 6.00%, 5/15/25	650,000	614,328
State Financial Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	632,751
State Financial Authority, Rush University, (MBIA), 5.25%, 11/1/35	1,000,000	980,020
		3,485,044
Indiana — 5.1%
Health Facility Authority, Columbus Hospital, (FSA), 7.00%, 8/15/15	2,670,000	3,049,060
Health & Educational Facilities Financing Authority, Sisters of St. Francis, (FSA),
5.25%, 11/1/25	475,000	493,211
5.25%, 11/1/29	530,000	545,253
		4,087,524
Iowa — 3.2%
Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	766,776
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,930
State Higher Education Loan Authority, Wartburg College, (ACA), (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (b)	750,000	823,110
		2,591,816
Kansas — 3.4%
Olathe Health Facility Revenue, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	999,920
Wyandotte County-Kansas City Unified Government, Series A, (FSA), 4.50%, 8/1/22	1,715,000	1,743,280
		2,743,200
Louisiana — 1.1%
Rapides Financial Authority Revenue, Cleco Power LLC Project, (AMBAC), (AMT), 4.70%, 11/1/36	1,000,000	896,710
Maryland — 2.8%
State Department of Transportation, 5.00%, 2/15/16	2,000,000	2,210,000
Massachusetts — 3.9%
Health & Educational Facilities Authority, Caregroup, Series E, 5.13%, 7/1/38	1,000,000	970,850
State Development Financing Agency Revenue, Adventcare Project, 6.75%, 10/15/37	650,000	612,885
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A (ACA), 5.13%, 6/1/31	1,825,000	1,503,125
		3,086,860
Michigan — 1.6%
State Strategic Fund, Series A, Michigan House of Representatives, (AGTY), 5.25%, 10/15/23	1,165,000	1,236,741
Minnesota — 8.8%
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	1,000,000	908,090
5.50%, 6/1/35	1,000,000	965,930
Glencoe Health Care Facilities, Glencoe Regional Health Services, (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	900,000	1,015,443
Maplewood Multifamily Revenue, Carefree Cottages II, (AMT), (FNMA), (Mandatory put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	971,640
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	500,000	515,325
Minneapolis Health Care System, Allina Health System, (Prerefunded 11/15/12 @ 100), 6.00%, 11/15/23 (b)	565,000	631,608
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,376,186
State Agricultural & Economic Development Board, Health Care System, 6.38%, 11/15/29	30,000	31,194
Worthington Housing Authority, Meadows Worthington Project, 5.25%, 11/1/28	675,000	596,281
		7,011,697
Missouri — 1.2%
North Central Missouri Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	950,400

2008 Quarterly Report   2   American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA) (continued)

DESCRIPTION	PAR	VALUE (a)
Montana — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	$500,000	$488,790
Nebraska — 9.6%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	1,750,000	1,730,348
Douglas County Hospital Authority No 3, Methodist Health, 5.75%, 11/1/48	2,000,000	1,969,940
University Revenue, Omaha Health Project,
5.00%, 5/15/33	1,250,000	1,281,525
5.00%, 5/15/38	2,600,000	2,655,172
		7,636,985
New Hampshire — 0.7%
Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	588,972
New Mexico — 1.7%
Mortgage Finance Authority (FHA) (FMHA) (VA), 6.88%, 1/1/25	535,000	553,516
Mortgage Finance Authority (FNMA) (GNMA),
6.50%, 7/1/25	425,000	438,311
6.75%, 7/1/25	365,000	377,231
		1,369,058
North Carolina — 6.6%
Capital Facilities Finance Agency, Series A, Meredith College, 6.13%, 6/1/35	1,500,000	1,542,330
City of Charlotte, 5.00%, 8/1/20	1,000,000	1,093,670
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	2,000,000	1,952,140
State Commission Medical Care Health Care Facilities, Refunding and Improvements, Upper Valley Medical Center, Pennybyrn at Maryfield, 6.00%, 10/1/23	700,000	669,536
		5,257,676
Ohio — 4.5%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	973,900
Richland County Hospital Facilities, (Prerefunded 11/15/10 @ 101), Medcentral Health System,
6.13%, 11/15/16 (b)	670,000	732,169
6.38%, 11/15/30 (b)	665,000	730,642
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	343,811
6.38%, 11/15/30	335,000	345,197
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	489,110
		3,614,829
Oklahoma — 1.3%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	1,001,890
Oregon — 1.8%
City of Portland, Sewer System Revenue, Series B, (MBIA), 5.00%, 6/15/24	1,000,000	1,045,070
Gilliam County Waste Management, (AMT), 5.25%, 7/1/29	500,000	426,230
		1,471,300
Pennsylvania — 3.7%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, 5.75%, 8/15/20	1,000,000	1,009,590
Delaware County Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,028,610
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	922,250
		2,960,450
Puerto Rico — 9.9%
Commonwealth of Puerto Rico, Improvement, Series A, 5.00%, 7/1/28	4,000,000	3,930,200
Puerto Rico Electric Power Authority (CIFG), 4.25%, 7/1/27	1,500,000	1,309,005
Puerto Rico Electric Power Authority (MBIA), 5.25%, 7/1/29	2,500,000	2,654,925
		7,894,130
South Carolina — 4.5%
Educational Facilities Authority, Wofford College, 4.50%, 4/1/30	750,000	691,095
Environmental Improvement Revenue, Georgetown County, International Paper (AMT), 5.55%, 12/1/29	650,000	573,950

2008 Quarterly Report   3   American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA) (continued)

DESCRIPTION	PAR/ SHARES	VALUE (a)
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health
6.13%, 8/1/23	$250,000	$258,173
6.38%, 8/1/34 (Prerefunded 8/1/13 @ 100) (b)	40,000	45,855
State Public Service Authority, Santee Cooper (MBIA), 5.00%, 1/1/30	2,000,000	2,051,960
		3,621,033
South Dakota — 5.7%
Deadwood, Certificates of Participation (ACA),5.00%, 11/1/20	1,000,000	957,120
Sioux Falls Health Facilities, Dow Rummel Village Project (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 (b)	620,000	710,756
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	988,190
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, (AMT), 5.95%, 4/1/24	2,000,000	1,930,680
		4,586,746
Tennessee — 3.5%
Johnson City Health and Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 (b)	1,000,000	1,191,070
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	240,000	273,425
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 91/12 @ 100), 6.50%, 9/1/21 (b)	410,000	467,101
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project, (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (b)	750,000	846,885
		2,778,481
Texas — 13.2%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 5.88%, 11/15/18	1,150,000	1,137,155
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	42,242
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), 7.00%, 2/15/26 (b)	1,500,000	1,801,125
Humble Independent School District, Series A, (AGTY), 5.25%, 2/15/22	1,000,000	1,074,690
Lufkin Health Facilities Development, Corporate Revenue, Memorial Health Systems, East Texas,
5.50%, 2/15/32	850,000	798,567
5.50%, 2/15/37	1,000,000	927,980
North Texas Tollway Authority, Series E-3, (Mandatory put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	532,495
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	592,080
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project,
5.50%, 11/15/25	200,000	178,148
5.65%, 11/15/35	500,000	440,115
Tyler Health Facility, Mother Frances Hospital, 5.00%, 7/1/37	1,100,000	991,199
Victoria Independent School District (PSF), 5.00%, 2/15/32	2,000,000	2,049,520
		10,565,316
Washington — 1.2%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	918,981
Wyoming — 1.1%
Sweetwater County Solid Waste Disposal Revenue – FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	913,920
Total Municipal Long-Term Investments (cost: $121,782,239)		121,550,038
Short-Term Investment — 1.1%
First American Tax Free Obligations Fund, Class Z (d) (Cost: $884,271)	884,271	884,271

2008 Quarterly Report   4   American Minicipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA) (continued)

VALUE (a)
Total Investments (e) — 153.3% (cost: $122,666,510)	$122,434,309
Preferred Shares at Liquidation Value — (54.5)%	(43,500,000)
Other Assets and Liabilities, Net — 1.2%	949,473
Total Net Assets — 100.0%	$79,883,782

Notes to Schedule of Investments:
(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investments vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2008, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations, which ensure the timely payment of principal and interest. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of May 31, 2008.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(e)
On May 31, 2008, the cost of investments in securities for federal income tax purposes was $122,666,510. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost were as follows:

Gross unrealized appreciation	$3,508,589
Gross unrealized depreciation	$(3,740,790)
Net unrealized depreciation	$(232,201)

ACA	-	American Capital Access
AGTY	-	Assured Guaranty
AMBAC	-	American Municipal Bond Assurance Company
AMT	-	Alternative Minimum Tax. As of May 31, 2008, the aggregate market value of securities subject to the AMT is $15,165,761 which represents 19.0% of net assets applicable to common shares.
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance Program
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Authority
FMHA	-	Farmers Home Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association

2008 Quarterly Report   5   American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA) (concluded)

MBIA	-	Municipal Bond Insurance Association
PSF	-	Permanent School Fund
STAID	-	State Aid Withholding
VA	-	Veterans Administration

2008 Quarterly Report   6   American Municipal Income Portfolio

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date:   July 28, 2008

By:   /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date:   July 28, 2008